General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
General principles for the preparation of the consolidated financial statements
3	General principles for the preparation of the consolidated financial statements

(a)	Compliance with IFRS
The consolidated financial statements of the Natuzzi Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).
Details of Group’s accounting policies are included in note 4.
This is the first set of the Group’s consolidated financial statements in which IFRS 16 “Leases” has been applied. The related changes to significant accounting policies are described in note 5.

(b)	Historical cost convention
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value.

(c)	Basis of preparation
The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.
The consolidated statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current
assets, where current assets are intended as the assets that should be realised, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current
liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the
12-month
period subsequent to the reporting date.
The consolidated statement of profit or loss has been prepared based on the function of the expenses.
The consolidated statement of cash flows has been prepared using the indirect method.
The consolidated financial statements are presented in Euro (the Group’s presentation currency) and all amounts are rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d)	Functional and presentation currency
These consolidated financial statements are presented in Euro, which is the Natuzzi S.p.A.’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise stated.

(e)	Use of estimates and judgement
The preparation of consolidated financial statements requires the use of accounting estimates. Actual results may differ from these estimates. Management also needs to exercise judgement in applying the Group’s accounting policies.
This note provides an overview of the areas that involved a higher degree of judgement or complexity, and of items which are susceptible to adjustment in the event actual results are materially different than the estimates. Detailed information about each of these estimates and judgements is included in other notes together with information about the basis of calculation for each affected line item in the consolidated financial statements.
The areas involving significant estimates or judgements are:

(a)	impairment of property, plant and equipment, notes 4(i) and 8;

(b)	impairment of right-of-use-assets, notes 4(i) and 9;

(c)	estimated goodwill impairment, notes 4(i) and 10;

(d)	estimation of fair value of the investment in a joint venture recorded as such after loss of control, note 11;

(e)	impairment of trade receivables, notes 4(n), 15 and 30;

(f)	assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options, notes 4(f), 9 and 20;

(g)	estimation of provision for warranty claims, notes 4(r) and 23;

(h)	estimation of fair values of contingent liabilities, notes 4(r), 23 and 42;

(i)	estimated fair value of derivative financial instruments, notes 29 and 30;

(j)	recognition of deferred tax assets, notes 4(aa) and 38.
Estimates and judgements are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

(f)	Going concern assumption
The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements. Negative events and conditions, management’s plans and Directors’ conclusions on the Group’s going concern assumption as at December 31, 2019 are reported below.
(i) Negative events and conditions
The Group has a history of incurring substantial operating losses. In particular, the Group has recognised a net loss after tax of 33,680 and an operating loss of 22,488 for the year ended December 31, 2019 and, as at that date, current assets exceed current liabilities by 4,905 and total equity is of 104,818.
In addition, due to the loss for the year, it was unable to generate sufficient cash flows from operating activities during the year which adversely affected its net working capital and net financial position as at December 31, 2019. Net working capital decreased to 4,905 at year end compared to 38,757 as at December 31, 2018 as a result of the above-mentioned loss for the year and the first-time adoption of IFRS 16 – Leases (see note 5 (A)). The principal reason for the loss for the year ended December 31, 2019 is the approximate 10% contraction in the Group’s revenue, down from 428,539 for 2018 to 386,962 for 2019.
Furthermore, during the four-month period ended as at April 30, 2020, the
COVID-19
outbreak (see also note 44) has negatively affected Group’s revenue and cash flows mainly due to the following reasons: (a) reduction in the consumers’ demand; (b) significant business interruption arising from the closure of the manufacturing facilities and directly operated stores due to the “lockdown” measures applied by the public authorities; (c) supply chain and logistic disruptions; and (d) travel restrictions and unavailability of personnel. However, at the date of the approval of these consolidated financial statements, all the lockdown measures in Italy and in many other countries have been lifted and the Group’s business has started the so-called
“phase 2” which heralds a return to normality.
(ii) Management’s plans
Management’s plans to mitigate the adverse effects of such events and conditions that raise
substantial doubt as to the Group’s ability to continue as a going concern for a reasonable period of time, are included in: (i) the business plan 2020-2024 approved by the Parent’s Board of Directors on October 11, 2019; (ii) the updated business plan 2020-2026 approved by the Parent’s Board of Directors on May 22, 2020; (iii) the annual budget for 2020 approved by Parent’s Board of Directors on December 16, 2019; and (iv) the updated annual budget for 2020 and 2021, supplemented with a sensitivity analysis, approved by the Parent’s Board of Directors on May 22, 2020.

Such plans, listed in order of importance based on their weight in cash flow forecasts for the years ending December 31, 2020 and 2021, are as follows.

—
Implementation, due to COVID-19, of stricter procedures to manage liquidity and working capital balances to generate sufficient operating cash flows to meet its obligations as they fall due. The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows for financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows from trade and other receivables together with expected cash outflows for trade and other payables.

—
Receipt of financial support from the Parent majority shareholder. In particularly, in light of the extraordinary challenges imposed by COVID-19 on the Group, on February 28, 2020, the Parent’s majority shareholder entered into an agreement with it setting forth its undertaking, should the Parent so request, to make advance payments of up to 15,000 to satisfy the subscription price of a future rights issue. On February 28, 2020, the Parent requested an initial payment of 2,500 which was received on March 2, 2020.

—
Access to COVID-19 long-term bank borrowing based on the measures to support business approved by the Italian Government with Law Decree no. 23/2020 (the “Liquidity Decree”). The Parent applied for such loan on April 29, 2020 and should receive it during the third quarter of 2020. Specifically, the requested loan is 90% guaranteed by a State agency and has a nominal amount of 65,000 with installments repayable on a quarterly basis starting from 2022, after the two-year interest-only period, and ending in 2026. The interest rate will be based on an Italian variable index plus a spread to be defined.

—	Use of social security procedures that allow the Parent and other subsidiaries to pay workers and employees a reduced salary for a certain period.

—
Savings in selling and administrative expenses mainly through: (a) cutting certain costs chiefly related to marketing, travel, facilities management and professional services; (b) layoff of redundant employees of business support offices mainly located in the Parent’s headquarters in Italy pursuant to individual written agreements that will provide for one-off termination benefits.

—
Manufacturing footprint optimisation in order to reduce the cost of sales through: (a) the relocation of part of the production capacity among the existing Group’s plants; (b) the outsourcing of production of certain finished products, that are positioned in the mid-low range selling price, to third-party manufacturers located in low cost countries such as Vietnam; (c) the management of production excess capacity in Italy with the layoff of redundant workers pursuant to individual written agreements that will provide for one-off termination benefits; (d) the outsourcing and/or insourcing, depending on the location of the manufacturing facility, of the production of certain semi-finished products (i.e., polyurethane and wood) in order to optimise the structure of the cost of sales.

—	Deferral of certain capital expenditures that had been scheduled for 2020 due to COVID-19 negative event.

—	Obtainment of suspension and deferral of the instalments of the long-term borrowings due in 2020 provided by COVID-19 measures adopted by the Italian and other governments.

—
Use of suspension and deferral of tax payments, VAT payments, payments to public administrations, payments of withholding tax on wages, payments of social security contributions, payments of mandatory insurance premium and of related obligations, as provided by the COVID-19 measures adopted by the Italian Government with the Cure Italy Decree.

—
Cash receipts related to government grants of 7,144 and subsidized loans of 9,755 related to benefits that the Parent obtained in 2019 from the Italian Government as part of the incentive programs for under-industrialised regions in Southern of Italy. Such grants and subsidized loans will be received over the next few years for the purchase of certain items of property, plant and equipment necessary to upgrade the Italian manufacturing facility and for certain innovative research and development expenses. Such grants will be cashed as soon as the Parent presents the application to the government agency with details of the expenditures.

—
Closure of not profitable wholesalers, renegotiation of sale prices and other commercial conditions for other customers thanks to benefits due to the outsourcing of manufacturing of certain products in low cost countries.

—	Rationalization of branded and unbranded product models in order to reduce their complexity and improve margins.

—	Closer monitoring of franchised operated store performances.

—	New opening of stores directly operated by the Parent (directly operated stores) and franchised stores operated by third parties (franchised operated stores).

—
Disposal of some non-strategic assets such as land, buildings and operations of two subsidiaries (tannery and foam operations), with a total carrying value of 26,745 as at December 31, 2019. The estimated fair value of such disposal assets is significantly higher than the carrying value as at December 31, 2019.

—	Request to lessors for the majority of the lease contracts of rent concessions or deferral payments to compensate the closure of the Group’s stores due to COVID-19 “lockdown”.
Furthermore, management has prepared the updated cash flow forecasts for the years ending December 31, 2020 and 2021 taking into account the effects of COVID-19 on the Group’s revenue and cash flows as at April 30, 2020 and the above plans. In particular, such cash flow forecasts take into consideration the Group’s actual results of operation for the four months ended April 30, 2020 and are based on the following key assumptions: (a) reduction of revenue for 2020 by approximately 20% compared to 2019 revenue; (b) reduction of variable costs for 2020 in line with the decrease in revenue; (c) increasing of revenue for 2021 by approximately 20% compared to 2020; (d) increasing of variable costs for 2021 in line with the increase in revenue; (e) cut-down of certain fixed costs by approximately 10% in 2020 and 5% in 2021 compared to 2019; (f) receipt in 2020 of COVID-19 long-term financing of 65,000 from banks based on the measures to support business approved by the Italian Government with the “Liquidity Decree”; (g) receipt of financial support of 15,000 from the Parent’s majority shareholder; (h) deferral of certain capital expenditures that had been scheduled for 2020, while others will be financed with the government grants already received as at December 31, 2019; (i) access to the COVID-19 and other social security procedures that allow the Parent and other subsidiaries to pay workers and employees a reduced salary for a certain period; and (j) layoff of redundant workers pursuant to individual written agreements that will provide for one-off termination benefits.
Such cash flows forecasts, even in several worst-cases scenario prepared by management, indicate that, taking into account all management’s plans, the Group will have sufficient funds to meet its liabilities as they fall due within one year from the date of the approval of these consolidated financial statements.
(iii) Directors’ conclusions
The Directors believe that the above plans, many of which have already been implemented, combined with the cash and cash equivalents and unused credit facilities as at December 31, 2019 will be sufficient to allow the Group to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements.
As at December 31, 2019, the Group’s cash and cash equivalents amount to 39,799, while its long-term borrowings are of 18,412, including the current portion of 4,321, and its bank overdrafts and short-term borrowings are 24,170. Furthermore, as at December 31, 2019, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amounts to 24,251. Such unused portion is related to a non-recourse factoring agreement for export-related trade receivables (18,080), borrowings to be secured with trade receivables (3,577) and bank overdrafts (2,594).

However, the Directors note that the above cash flow forecasts for the years ending December 31, 2020 and 2021 are heavily dependent, in particular, on the key assumption about the receipt during the third quarter of 2020 of COVID-19 long-term bank borrowing of 65,000. Although they are confident that such long-term bank borrowing will be received for the requested amount and during the third quarter of 2020, since the Parent meets all the conditions specified by article 1 of the “Liquidity Decree”, there is uncertainty about the amount of the loan that will actually be disbursed by the banks as well as the timing of this disbursement.
This circumstance represents a material uncertainty that
raises
substantial doubt on the Group’s ability to continue as a going concern for a reasonable period of time and, therefore, to continue realising its assets and discharging its liabilities in the normal course of business. Nevertheless, in consideration of the procedures performed to assess the uncertainty described above, such as the sensitivity analysis performed on the cash flows forecasts for 2020 and 2021, as well as alternative plans
that management may implement to mitigate this uncertainty, the Directors have a reasonable expectation that the Group has adequate sources of funding to meet its liabilities as they fall due within one year from the date of the approval of these consolidated financial statements. For these reasons, the Directors have adopted the going concern assumption as a basis of preparation of the consolidated financial statements as at December 31, 2019.